Distribution of Property, Plant and Equipment, Net, by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 168,373	$ 168,461
Central Laboratory
Segment Reporting Information [Line Items]
Property, plant and equipment, net	17,138	18,292
Clinical Research
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 151,235	$ 150,169